CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net income (loss)	$ (21,075,000)	$ (2,411,000)	$ (10,387,000)	$ (6,703,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Net realized (gains) losses on investments	2,697,000	(1,192,000)	(226,000)	(1,372,000)
Net realized (gains) losses on foreign currency	(33,000)	6,000	5,000	(6,000)
Net change in unrealized (gains) losses on investments	(11,216,000)	(1,877,000)	8,449,000	(14,778,000)
Net change in (gain) loss on foreign currency	0	16,000	62,000	(26,000)
Change in fair value of debt obligation	(1,339,000)	(21,000)	296,000	645,000
Paid-in-Kind Interest, Net	181,000	(984,000)	(2,702,000)	264,000
Equity investment earnings	(805,000)	(241,000)	(680,000)	(1,124,000)
Amortization of debt issuance costs	377,000	266,000	359,000	331,000
Amortization of deferred acquisition costs	2,389,000	1,600,000	2,175,000	1,652,000
Amortization of intangible assets	3,103,000	1,446,000	1,747,000	1,504,000
Net amortization of premiums and accretion of discounts on investments	216,000	(750,000)	(625,000)	(2,000,000)
Equity based compensation	1,969,000	275,000	468,000	309,000
Impairment of intangible assets	7,968,000	0	1,835,000	0
Changes in consolidation			0	(18,924,000)
Increase (decrease) in estimated credit losses			4,231,000	822,000
Increase (decrease) in estimated credit losses	(360,000)	2,041,000
Gain on reverse acquisition of business	(4,457,000)	0
(Increase) decrease in operating assets:
Due from affiliates	0	0	0	12,000
Reinsurance recoverable	7,939,000	(1,786,000)	16,665,000	(12,021,000)
Change in deferred acquisition costs	(3,393,000)	(2,358,000)	(2,357,000)	(4,065,000)
Distributions from equity method investments	1,314,000	1,489,000	1,939,000	2,217,000
Purchases of investments by consolidated VIEs	(66,073,000)	(80,663,000)	(118,110,000)	(112,329,000)
Proceeds from sale of investments by consolidated VIEs	(61,074,000)	(72,769,000)	115,866,000	90,285,000
Increase (decrease) in operating liabilities:
Due to affiliates	(2,182,000)	2,522,000	(1,648,000)	11,003,000
Future policy benefits	(18,527,000)	(9,817,000)	(34,714,000)	(4,778,000)
Interest sensitive contract liabilities			14,972,000	9,443,000
Interest sensitive contract liabilities	11,969,000	11,070,000
Funds held under reinsurance contracts	3,698,000	5,751,000	1,665,000	6,414,000
Accrued expenses and other liabilities	(547,000)	(17,758,000)	(25,117,000)	5,198,000
Net cash used in operating activities	(25,640,000)	(21,866,000)	(37,768,000)	(48,942,000)
Investing Activities
Purchases of investments	(218,720,000)	(229,196,000)	(317,259,000)	(217,396,000)
Proceeds received from reverse acquisition of business	36,794,000	0
Proceeds from Sale, Maturity and Collection of Investments	252,944,000	207,019,000	290,762,000	144,095,000
Acquisition of Ovation, net of cash acquired			0	(329,000)
Payments to acquire intangible assets			0	(846,000)
Net cash used in investing activities	71,018,000	(22,177,000)	(26,497,000)	(74,476,000)
Financing Activities
Shareholder dividends	(1,236,000)	(1,133,000)	(1,506,000)	(1,414,000)
Repurchase of common shares	(1,434,000)	0
Proceeds from borrowings of asset management business	0	18,752,000	31,603,000	9,500,000
Repayments of borrowings of asset management business	(2,000,000)	(16,413,000)	(17,413,000)	(3,452,000)
Financing costs paid and deferred			(270,000)	(297,000)
Proceeds from borrowings of insurance business	3,000,000	0	0	12,000,000
Deposits on investment-type policies and contracts	42,996,000	72,818,000	72,818,000	119,885,000
Withdrawals on investment-type policies and contracts	(26,592,000)	(7,073,000)	(9,483,000)	(7,501,000)
Net cash provided by financing activities	14,734,000	66,951,000	75,749,000	128,721,000
Supplemental disclosures of cash flow information
Interest received	61,284,000	66,883,000	90,863,000	82,618,000
Interest paid	6,410,000	4,504,000	4,832,000	5,204,000
Dividends received	1,085,000	1,445,000	1,881,000	1,251,000
Income taxes paid	256,000	178,000	828,000	917,000
Supplemental Disclosures of Non-Cash Investing and Financing Activities
Contingent value rights write off			0	(2,950,000)
Share issuance for investment in fixed income asset manager			0	754,000
Operating lease right-of-use asset exchanged for lease liabilities			0	352,000
Cashless repayment on borrowings			$ 13,636,000	$ 0
Issuance of common shares for vested Restricted Share Units			511	0
Issuance of common shares for the Ovation acquisition			0	6,798
Cashless Repayment on Borrowings	$ 0	$ 13,636,000
Restricted stock release (in shares)	2,461	238
Issuance of common shares for investment purchases (in shares)	52,682	0
Issuance of common shares for share based compensation	45	0
Variable Interest Entity, Primary Beneficiary
(Increase) decrease in operating assets:
Other assets	$ 519,000	$ (213,000)	$ 146,000	$ 318,000
Financing Activities
Net increase (decrease) in cash, cash equivalents and restricted cash, and cash and cash equivalents of consolidated VIEs	60,112,000	22,908,000	11,484,000	5,303,000
Cash, cash equivalents and restricted cash, and cash and cash equivalents of consolidated VIEs, beginning of the period	101,703,000	90,221,000	90,221,000	84,917,000
Cash, cash equivalents and restricted cash, and cash and cash equivalents of consolidated VIEs, end of period	161,815,000	113,129,000	101,703,000	90,221,000
Variable Interest Entity, Primary Beneficiary | Previously Reported
Financing Activities
Cash, cash equivalents and restricted cash, and cash and cash equivalents of consolidated VIEs, beginning of the period	101,704,000	90,220,000	90,220,000
Cash, cash equivalents and restricted cash, and cash and cash equivalents of consolidated VIEs, end of period			101,704,000	90,220,000
Consolidated Entity, Excluding Consolidated VIE
(Increase) decrease in operating assets:
Other assets	(1,046,000)	(1,046,000)	(12,082,000)	(1,233,000)
Asset Management
Cash Flows from Operating Activities
Net income (loss)	(21,075,000)	(2,411,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Net realized (gains) losses on investments	(380,000)	(207,000)
Net change in unrealized (gains) losses on investments	(2,670,000)	1,293,000
Change in fair value of debt obligation			296,000	(85,000)
Equity investment earnings	(805,000)	(241,000)	(680,000)	(1,124,000)
Increase (decrease) in estimated credit losses	0	0	0	0
Financing Activities
Cash and cash equivalents	22,283,000	2,119,000	8,933,000	990,000
Asset Management | Variable Interest Entity, Primary Beneficiary
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Net realized (gains) losses on investments			0	53,000
Net change in unrealized (gains) losses on investments			0	(544,000)
Asset Management | Consolidated Entity, Excluding Consolidated VIE
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Net realized (gains) losses on investments			(338,000)	(82,000)
Net change in unrealized (gains) losses on investments			1,869,000	186,000
Insurance Solutions
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Net change in unrealized (gains) losses on investments			9,651,000	3,265,000
Amortization of deferred acquisition costs	2,389,000	1,600,000	2,175,000	1,652,000
Increase (decrease) in estimated credit losses	(355,000)	1,877,000	4,260,000	935,000
Financing Activities
Cash, cash equivalents and restricted cash, and cash and cash equivalents of consolidated VIEs, beginning of the period	92,771,000	89,230,000	89,230,000
Cash, cash equivalents and restricted cash, and cash and cash equivalents of consolidated VIEs, end of period	139,532,000	111,010,000	92,771,000	89,230,000
Cash and cash equivalents			51,999,000	60,485,000
Restricted cash	9,967,000	6,820,000	15,716,000	0
Insurance Solutions | Variable Interest Entity, Primary Beneficiary
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Net realized (gains) losses on investments	(310,000)	(945,000)	(107,000)	(1,116,000)
Net change in unrealized (gains) losses on investments	2,194,000	2,004,000	3,177,000	2,303,000
Financing Activities
Cash and cash equivalents	21,323,000	19,877,000	25,056,000	28,745,000
Insurance Solutions | Consolidated Entity, Excluding Consolidated VIE
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Net realized (gains) losses on investments	3,391,000	(34,000)	219,000	(233,000)
Net change in unrealized (gains) losses on investments	(12,116,000)	(5,179,000)	3,761,000	(16,835,000)
Financing Activities
Cash and cash equivalents	$ 108,242,000	$ 84,313,000	$ 51,999,000	$ 60,485,000